Income taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income taxes
Schedule of income tax expenses in the consolidated statements of profit or loss and other comprehensive income

	2019	2020	2021
	RMB	RMB	RMB
Current
—PRC income tax expenses	108,545	122,576	165,517
Deferred
—PRC income tax expenses	168	(652)	(162)
Income tax expenses on continuing operations for the year	108,713	121,924	165,355

Schedule of reconciliation between the provision for income tax

Reconciliation between the provision for income tax computed by applying applicable tax rates in fiscal year 2019, 2020 and 2021 to profit before income taxes and the actual provision for income tax was as follow:

	2019	2020	2021
	RMB	RMB	RMB
Profit before tax from continuing operations	398,247	467,723	647,465
Notional tax on profit before taxation, calculated at the applicable rates in the tax jurisdictions concerned	101,560	119,221	159,998
Effect of expenses that are not deductible in determining taxable profit	524	519	654
Unrecognized tax losses	2,054	1,955	4,660
Utilization of tax losses previously not recognized	(486)	(964)	(676)
Effect of income tax exemptions	5,061	1,193	719
Income tax expense recognized in profit or loss	108,713	121,924	165,355

Schedule of deferred tax assets and liabilities

			Right-of-
	Capitalized		use assets
	contract	Favorable	and lease
	costs	lease	liabilities	Total
Deferred tax liabilities
At June 30, 2019	(328)	(4,363)	—	(4,691)
(Charged)/credited to profit or loss	(156)	240	—	84
At June 30, 2020	(484)	(4,123)	—	(4,607)
(Charged)/credited to profit or loss	(369)	240	—	(129)
At June 30, 2021	(853)	(3,883)	—	(4,736)

Deferred tax assets
At June 30, 2019	—	—	—	—
Credited to profit or loss	—	—	568	568
At June 30, 2020	—	—	568	568
Credited to profit or loss	—	—	291	291
At June 30, 2021	—	—	859	859